Financial Instruments and Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	$ (16.2)
Contingent obligation, noncurrent	6.6
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	(16.2)	$ (20.7)
Contingent obligation, noncurrent	$ 6.6
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Minimum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.114
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Maximum | Valuation, Income Approach | Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones	0.118